Income taxes - Loss Carryforwards (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Corporation tax
Carryforward
Gross loss carryforwards	€ 49,698
Trade tax losses
Carryforward
Gross loss carryforwards	48,630
Foreign loss carryforwards | voxeljet America
Carryforward
Gross loss carryforwards	2,480
Foreign loss carryforwards | voxeljet China
Carryforward
Gross loss carryforwards	3,126
Foreign loss carryforwards | voxeljet India
Carryforward
Gross loss carryforwards	€ 326